New standards issued but not yet effective	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
New standards issued but not yet effective
40     New standards issued but not yet effective
We have not early adopted any new accounting standards or amendments that have been issued but are not yet effective.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income Taxes, mandatory in 2023 and endorsed by the UK)
The Group will adopt, from January 2023 (the transition date), the narrow-scope amendments to IAS 12, which introduce an exclusion to the initial recognition exemption application for transactions that give rise to equal and offsetting taxable and deductible temporary differences.
Our existing accounting policy states that “where the recognition of an asset and liability from a single transaction gives rise to equal and offsetting temporary differences, Rio Tinto applies the initial recognition exemption allowed by IAS 12, and consequently recognises neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences”. Under the amendments, deferred tax assets and liabilities are required to be recognised in respect of such temporary differences from the transition date, with restatement of comparatives for 2022 and 2021.
The most significant impact of implementing these amendments is expected to be from temporary differences related to the Group's provisions for close-down and restoration (note 14), and lease obligations (note 21) and corresponding capitalised closure costs and right of use assets (note 13). Adjustments to deferred tax assets and liabilities related to these balances will be recognised as at 1 January 2021, being the beginning of the earliest comparative period presented in 2023 financial statements, with the cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For other transactions the amendments apply only to those taking place on or after 1 January 2021.
The impact of restatement as at 31 December 2022 is that the Group will recognise additional gross deferred tax liabilities of US$922 million and gross deferred tax assets of US$1.4 billion in relation to close-down and restoration obligations and related capitalised closure costs. The Group will also recognise additional gross deferred tax liabilities of US$140 million and gross deferred tax assets of US$149 million in relation to lease liabilities and related right of use assets (note 15).
After the required offsetting within the same tax jurisdiction, these adjustments result in the Group recognising additional net deferred tax assets of US$30 million and a reduction in net deferred tax liabilities of US$437 million (note 15) with the resulting cumulative impact increasing retained earnings (inclusive of income statement adjustments described below) by US$459 million.  As at 1 January 2021 and 31 December 2021, the restatement of gross and net deferred tax balances does not differ materially from the impact as at 31 December 2022.
The impact of restatement on net earnings for the year ended 2022 is a net charge of US$28 million, comprising a US$84 million credit (2021:US$22 million) related to depreciation of closure and right of use assets, and settlement of closure and lease liabilities, offset by a US$112 million charge (2021: US$nil) related to the derecognition of deferred tax assets as a result of the recently enacted Corporate Alternative Minimum Tax regime in the USA referred to in note 10 on page 172. There will be no impact on tax cash flows or amounts recognised on the balance sheet as tax recoverable or payable as a result of implementing these amendments.
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts (mandatory in 2023 and endorsed by the UK)
The standard provides consistent principles for all aspects of accounting for insurance contracts. We are finalising our assessment and have not identified a material impact to date, particularly in areas of judgment related to reinsurance contracts with EAUs and in substance self-insurance arrangements.
Other amendments
The assessment is ongoing in relation to other amendments, but no material impact has been identified to date. These are listed below:
–Amendments to IAS 1 Presentation of Financial Statements: disclosure of accounting policies (mandatory in 2023 and endorsed by the UK);
–Amendments to IAS 8 Accounting policies, changes in accounting estimates and errors: definition of accounting estimates (mandatory in 2023 and endorsed by the UK)
–Amendments to IAS 1 Presentation of Financial Statements: classification of liabilities (mandatory in 2024 and not yet endorsed by the UK).